Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Accrued payroll	$ 134	$ 822
Accrued housing allowance	214	294
Accrued other social benefits	1,167	1,087
Deposits received from customers	39	25
Unbilled purchases from suppliers		35
Accrued audit fee	430	251
Others	310	475
Accrued Expenses and Other Current Liabilities	$ 2,294	$ 2,989